ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT
Condensed Statements of Operations

	For the year ended December 31
	2018	2019	2020
	RMB	RMB	RMB	USD
				(note 2 (al))
Net revenue	—	—	—	—
Cost of revenues	—	—	—	—

Gross profit	—	—	—	—

Total operating (expenses)/income	(2,267,582)	474,214	1,227,529	188,127

Other income, net	6,249,651	8,922,475	5,063,775	776,057

Income/(loss) from operations	3,982,069	9,396,689	6,291,304	964,184

Convertible senior notes issuance costs	—	(18,646,101)	—	—
Share of income from subsidiaries and affiliates	348,543,952	911,593,940	1,015,006,438	155,556,542

Interest (expenses)/income, net	(722)	8,421,898	8,596,365	1,317,451
Exchange gain/(loss)	53,953,395	17,153,258	(73,717,931)	(11,297,767)
Change in fair value of convertible senior notes and call option	—	(29,257,458)	(725,791,523)	(111,232,417)
Income before income taxes	406,478,694	898,662,226	230,384,653	35,307,993
Income tax expenses	—	—	—	—
Net income attributable to JinkoSolar Holding Co., Ltd.’s ordinary shareholders	406,478,694	898,662,226	230,384,653	35,307,993

Condensed Balance Sheets

	December 31, 2019	December 31, 2020
	RMB	RMB	USD
			(note 2 (al))
ASSETS
Current assets:
Cash and cash equivalent	4,556,832	19,507,224	2,989,613
Due from subsidiaries	3,427,985,887	2,773,032,001	424,985,747
Due from related parties	16,791,784	6,098,994	934,712
Other current assets	40,601,328	650,764,989	99,734,098
Total current assets	3,489,935,831	3,449,403,208	528,644,170
Investments in subsidiaries	7,775,688,241	9,029,027,056	1,383,758,936
Due from related parties - non current	48,471,930	44,539,659	6,826,001
Call Option	294,177,634	756,929,181	116,004,472
Other non-current assets	11,961,460	11,180,965	1,713,558
Total assets	11,620,235,096	13,291,080,069	2,036,947,137

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Due to subsidiaries	1,564,636,609	1,445,300,432	221,501,982
Due to related parties	3,061,179	2,780,831	426,181
Other current liabilities	6,076,910	11,396,726	1,746,625
Convertible senior notes-current	—	1,831,612,124	280,706,839
Total current liabilities	1,573,774,698	3,291,090,113	504,381,627
Due to related parties – non-current	14,926,514	12,145,683	1,861,407
Convertible senior notes	728,215,869	—	—
Total liabilities	2,316,917,081	3,303,235,796	506,243,034

Shareholders’ equity:
Ordinary shares (USD0.00002 par value, 500,000,000 shares authorized, 180,653,497 and 190,380,309 shares issued as of December 31, 2019 and December 31, 2020, respectively,178,930,297 and 187,434,469 shares outstanding as of December 31, 2019 and December 31, 2020, respectively.)	24,767	26,052	3,993
Additional paid-in capital	4,582,849,862	5,251,244,630	804,788,449
Accumulated other comprehensive income	62,952,198	(128,615,450)	(19,711,180)
Treasury stock, at cost; 1,723,200 and 2,945,840 ordinary shares as of December 31, 2019 and December 31, 2020, respectively.	(13,875,553)	(43,169,878)	(6,616,073)
Retained earnings	4,671,366,741	4,908,358,919	752,238,915
Total shareholders’ equity	9,303,318,015	9,987,844,273	1,530,704,104

Total liabilities and shareholders’ equity	11,620,235,096	13,291,080,069	2,036,947,138

Condensed Cash Flows

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	USD
				(note 2 (al))
Cash flows from operating activities:
Net income	406,478,694	898,662,226	230,384,653	35,307,993
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Issuance cost paid for issuance of convertible senior notes	—	18,646,101	—	—
Change in fair value of convertible senior notes	—	114,149,092	1,202,082,070	184,227,137
Change in fair value of call option	—	(84,891,634)	(476,290,547)	(72,994,720)
Share of income from subsidiaries	(348,543,952)	(911,593,940)	(1,015,006,438)	(155,556,542)
Guarantee income	(6,249,651)	(8,922,475)	(5,063,775)	(776,057)
Exchange (gain)/loss	(53,953,395)	(17,153,258)	73,717,931	11,297,767
Changes in operating assets and liabilities:
(Increase)/decrease in due from subsidiaries	(1,895,298,545)	(871,067,726)	592,424,888	90,793,086
(Increase)/decrease in other current assets	200,153	(110,110)	(9,437,209)	(1,446,316)
Increase/(decrease) in due to subsidiaries	1,177,359,405	(14,890,886)	(658,106,245)	(100,859,194)
Increase/(decrease) in other current liabilities	(166,056)	1,096,958	9,772,273	1,497,666
Net cash provided by operating activities	(720,173,347)	(876,075,652)	(55,522,399)	(8,509,180)

Cash flows from investing activities:
Cash paid for call option	—	(216,905,850)	—	—
Net cash used in investing activities	—	(216,905,850)	—	—

Cash flows from financing activities:
Proceeds from exercise of share options	44,278,857	38,245,122	114,758,281	17,587,476
Repurchase of convertible senior notes	—	(68,632)	—	—
Proceeds from issuance of convertible senior notes	—	585,301,500	—	—
Proceeds from issuance of ordinary shares	663,232,926	488,950,795	—	—
Repurchase of shares	—	—	(29,294,325)	(4,489,552)
Issuance cost paid for issuance of convertible senior notes	—	(18,646,101)	—	—
Net cash used in financing activities	707,511,783	1,093,782,684	85,463,956	13,097,924

Effect of foreign exchange rate changes on cash and cash equivalents	464,662	245,789	(14,991,165)	(2,297,496)

Net increase/(decrease) in cash and cash equivalents	(12,196,902)	1,046,971	14,950,392	2,291,248
Cash and cash equivalents, beginning of year	15,706,763	3,509,861	4,556,832	698,365

Cash and cash equivalents, end of year	3,509,861	4,556,832	19,507,224	2,989,613

Supplemental disclosure of non-cash investing and financing cash flow information
Proceeds from exercise of share options received in subsequent period	—	40,338,943	9,142,819	1,401,198
Receivables related to At-The-Market offering	—	—	641,065,394	98,247,570